UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2004
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue 26th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York         5/14/04
       ------------------------   ------------------------------  ----------






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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            20
                                               -------------

Form 13F Information Table Value Total:           $404,210
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

















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

      Column 1      Column 2 Column 3  Column 4  Column 5           Column 6 Column 7 Column 8
      Name of       Title of            Value    Shrs of    SH/ PUT/Investmen  Other
       Issuer        Class     CUSIP   (x1000)   PRN AMT   PRN  CALLDiscretioManagers  Sole ShareNone


ALEXANDERS INC.     COM       014752109   10496       65600           Sole             Sole
AMERICAN STRATEGIC ICOM      030098107      760       56300           Sole             Sole
AMERICAN STRATEGIC ICOM      03009T101     1113       83900           Sole             Sole
AMLI RESIDENTIAL PPTSH BEN I 001735109     8009      283500           Sole             Sole
ARCHSTONE-SMITH TRUSCOM       039583109   25405      860900           Sole             Sole
ATLANTIC REALTY TRUSCOM       048798102    8887      504088           Sole             Sole
AVALONBAY COMMUNITIECOM       053484101   38074      710600           Sole             Sole
BOCA RESORTS INC    CL A     09688T106     2712      155400           Sole             Sole
FAIRMONT HOTELS & RECOM       305204109   29367     1167661           Sole             Sole
FEDERAL RLTY INVESTMCOM       313747206    4795      103780           Sole             Sole
INTERSTATE HOTELS & COM      46088S106     8584     1454876           Sole             Sole
LA QUINTA CORP      PAIRED   50419U202     4607      611018           Sole             Sole
MANUFACTURED HOME COCOM       564682102   20439      579000           Sole             Sole
POST PROPERTIES INC COM       737464107   66433     2306693           Sole             Sole
PRICE LEGACY CORP.  COM      74144P502     5540      325880           Sole             Sole
PROLOGIS TR         COM       743410102   37147     1035600           Sole             Sole
RECKSON ASSOCIATES RCOM      75621K106    40477     1438400           Sole             Sole
SHURGARD STORAGE CENCOM      82567D104    55377     1387900           Sole             Sole
STRATUS PPTYS INC   COM       863167201    3478      263658           Sole             Sole
SUMMIT PROPERTIES INCOM       866239106   32512     1363200           Sole             Sole

